Transactions with Related Parties - Statements of Operations (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Consultancy fees	$ (490)
Office rent	(5,325)	$ (3,550)	$ (1,025)
Voyage expenses	(3,300)	(3,300)	(3,350)
Management fee expense	(7,543)	(7,604)	(8,436)
Voyage revenues	331,976	221,987	234,035
Interest expense	(48,814)	(40,449)	(35,969)
Interchart (a)
Related Party Transaction [Line Items]
Voyage expenses	(3,300)	(3,300)	(3,350)
Executive directors (b)
Related Party Transaction [Line Items]
Consultancy fees	(493)	(496)	(633)
Non-executive directors (b)
Related Party Transaction [Line Items]
Compensation	(145)	(148)	(160)
Combine Marine Ltd. & Alma Properties (c)
Related Party Transaction [Line Items]
Office rent	(39)	(34)	(35)
Sydelle Marine Limited (h)
Related Party Transaction [Line Items]
Voyage revenues	(329)	0	0
Maryville Maritime Inc. (g)
Related Party Transaction [Line Items]
Management fee expense	0	0	(451)
Excel Vessel Bridge Facility (f)
Related Party Transaction [Line Items]
Interest expense	$ 0	$ 0	$ (220)